NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide Global Sustainable Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Government Money Market Fund
Nationwide Bailard Cognitive Value Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide International Index Fund
Nationwide Bailard International Equities Fund	Nationwide International Small Cap Fund
Nationwide Bailard Technology & Science Fund	Nationwide Long/Short Equity Fund
Nationwide Bond Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bond Index Fund	Nationwide Loomis Core Bond Fund
Nationwide Core Plus Bond Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide Mid Cap Market Index Fund
(formerly, Nationwide Large Cap Equity Fund)	Nationwide S&P 500 Index Fund
Nationwide Dynamic U.S. Growth Fund	Nationwide Small Cap Index Fund
(formerly, Nationwide Growth Fund)	Nationwide Small Company Growth Fund
Nationwide Emerging Markets Debt Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Supplement dated October 24, 2019
to the Statement of Additional Information (“SAI”) dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund

Effective immediately, the SAI is amended as follows:

1.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of August 31, 2019
Loomis, Sayles & Company, L.P.
Daniel Conklin, CFA	Nationwide Loomis Core Bond Fund	None
	Nationwide Loomis Short Term Bond Fund	None

2.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
Loomis, Sayles & Company, L.P.
Daniel Conklin, CFA[1]	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
1 Information provided is as of August 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE